Subsequent Events (Detail Narrative) (USD $)			0 Months Ended	3 Months Ended	0 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Nov. 28, 2013 Investor [Member]	Sep. 30, 2013 Investor [Member]	Jan. 22, 2014 Subsequent Event [Member]	Nov. 28, 2013 Subsequent Event [Member] Investor [Member]	Nov. 28, 2014 Subsequent Event [Member] Investor [Member]
Shares Issued			39,550,000	31,850,000			39,550,000
Proceeds from Issuance of shares			$ 22,600	$ 18,200		$ 22,600
Ratio of forward stock split of common shares					35
Common Stock, shares authozied	200,000,000	200,000,000			200,000,000
Common Stock, par value (in dollars per share)	$ 0.001	$ 0.001			$ 0.001
Number of shares before split (in shares)					4,840,000
Number of shares after split (in shares)					169,400,000